9. Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock-Based Compensation
9. Stock-Based Compensation

The shareholders approved a stock option plan on August 6, 2013, the 2013 Equity Incentive Plan. This stock option plan is for the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalents, cash bonuses and other stock-based awards to employees, directors and consultants of the Company.

There are 3,000,000 shares of common stock available for granting awards under the plan. Each year, commencing 2014, until 2016, the number of shares of common stock available for granting awards shall be increased by the lesser of 1,000,000 shares of common stock and 5% of the total number of shares of common stock outstanding.

During the nine months ended September 30, 2014, the Company issued options to purchase 500,000 shares of common stock under the 2013 Equity Incentive Plan. The options become fully vested on January 15, 2017 and are exercisable, at an exercise price of $4.54 per common share, to January 15, 2024. On January 1, 2014, the number of shares available for granting awards under the 2013 Equity Incentive Plan was increased by 1,000,000 shares.

A summary of the Company’s 2013 Equity Incentive Plan as of June 30, 2014, is as follows:

	Number of	Weighted Average
	Options	Exercise Price
Outstanding at December 31, 2013	-	$
Options issued	500,000	4.54
Outstanding at September 30, 2014	500,000	4.54

The fair value of these options, using the Black-Scholes option-pricing model, is estimated to be $2,200,000. This expense, less an estimated forfeiture rate of 30%, will be recognized over the three year vesting period. The amount of $387,000 has been recognized during the nine months ended September 30, 2014. As at September 30, 2014, there was unrecognized compensation expense of approximately $1.2 million to be recognized over a period of 2.25 years.

Prior to the 2013 Equity Incentive Plan, the Company issued stock options to directors, employees, advisors, and consultants.

A summary of the Company’s other stock options as of September 30, 2014, is as follows:

	Number of	Weighted Average
	Options	Exercise Price
Outstanding at December 31, 2013	584,650	$0.53
Options forfeited	-	-
Outstanding at September 30, 2014	584,650	$0.53

Other than the options to purchase 500,000 common shares under the 2013 Equity Incentive Plan, there were no options issued, exercised or forfeited during the nine months ended September 30, 2014.

The following table summarizes stock options outstanding at September 30, 2014:

	Number	Average	Number	Intrinsic
	Outstanding	Remaining	Exercisable	Value
	at	Contractual	at	at
	September 30,	Life	September 30,	September 30,
Exercise Price	2014	(Years)	2014	2014
$0.51	850	1.08	850	$1,666
0.53	291,900	5.75	291,900	566,286
0.53	291,900	8.25	-	-
4.54	500,000	9.25	-	-

At September 30, 2014, 4,584,650 shares of common stock were reserved for all outstanding options and future commitments under the 2013 Equity Incentive Plan.

The fair value of each option granted is estimated at the date of grant using the Black-Scholes option-pricing model.  The assumptions used in calculating the fair value of the options granted were: risk-free interest rate of 1.68%, a 3 year expected life, a dividend yield of 0.0%, and a stock price volatility factor of 192%

The shareholders approved a stock option plan on August 6, 2013, the 2013 Equity Incentive Plan. This stock option plan is for the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalents, cash bonuses and other stock-based awards to employees, directors and consultants of the Company.

There are 3,000,000 shares of common stock available for granting awards under the plan. Each year, commencing 2014, until 2016, the number of shares of common stock available for granting awards shall be increased by the lesser of 1,000,000 shares of common stock and 5% of the total number of shares of common stock outstanding.

No shares were issued under this 2013 Equity Incentive Plan during the year ended December 31, 2013. As at December 31, 2013 3,000,000 shares of common stock have been reserved.

Prior to the 2013 Equity Incentive Plan the Company issued stock options to directors, employees, advisors, and consultants.

A summary of the Company’s stock options as of December 31, 2013, is as follows:

	Number of	Weighted Average
	Options	Exercise Price

Outstanding at June 30, 2012	360,221	$0.77
Options issued	291,900	0.53
Outstanding at December 31, 2012	652,121	0.66
Options forfeited	67,471	1.79
Outstanding at December 31, 2013	584,650	$0.53

The following table summarizes stock options outstanding at December 31, 2013:

	Number	Average	Number	Intrinsic
	Outstanding	Remaining	Exercisable	Value
	at	Contractual	at	at
	December 31,	Life	December 31,	December 31,
Exercise Price	2013	(Years)	2013	2013
$0.51	850	1.83	850	$ 3,264
0.53	291,900	6.50	291,900	1,115,058
0.53	291,900	9.00	-	-

At December 31, 2013, 584,650 shares of common stock were reserved for outstanding options.

The fair value of each option granted is estimated at the date of grant using the Black-Scholes option-pricing model. The assumptions used in calculating the fair value of the options granted were: risk-free interest rate of 5.0%, a 3 year expected life, a dividend yield of 0.0%, and a stock price volatility factor of 40%

There were no options issued or exercised and 67,471 options forfeited during the year ended December 31, 2013 and 291,900 options issued during the six months ended December 31, 2012